TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES
Trade and other receivables consisted of the following items as of December 31:

	2025	2024

Trade receivables	334	252
Loans to customers	419	313
Total trade receivables and loans to customers (gross)	753	565

Expected credit losses on trade receivables	(85)	(75)
Expected credit losses on loans to customers	(84)	(53)
Trade receivables (net)	584	437

Other receivables, net of expected credit losses allowance	17	11
Total trade and other receivables	601	448
Contract assets (unbilled receivables) are included in the total trade receivables and loans to customers (gross), see Note 3—Revenue of these consolidated financial statements for further details.
Trade receivables
The following table summarizes the movement in the allowance for expected credit losses on trade receivables for the years ended December 31:

	2025	2024
Balance as of January 1	75	70

Acquisition of a subsidiary	1	—
Divestment of a subsidiary	—	(1)
Accruals for expected credit losses	34	28
Recoveries	(8)	(8)
Accounts receivable written off	(18)	(8)
Reclassification as held for sale	—	(1)
Foreign currency translation adjustment	—	(3)
Other movements	1	(2)

Balance as of December 31	85	75
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

			Days past due
	Unbilled Receivables	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2025
Expected loss rate, %	4.4%	2.3%	18.2%	36.4%	98.5%
Trade receivables	45	177	22	22	68	334
Expected credit losses	(2)	(4)	(4)	(8)	(67)	(85)

Trade receivables, net	43	173	18	14	1	249

December 31, 2024
Expected loss rate, %	4.3%	3.0%	14.3%	38.5%	98.3%
Trade receivables	46	101	21	26	58	252
Expected credit losses	(2)	(3)	(3)	(10)	(57)	(75)

Trade receivables, net	44	98	18	16	1	177
Loans to customers
Loans to customers relate to our banking operations in Pakistan. The following tables set out the information about the Company’s loans to customers and allowance for expected credit losses using a provisioning methodology based on a collective assessment of similar loans:

	Stage 1		Stage 2		Stage 3		Total
	Loans to customers	Expected credit losses	Loans to customers	Expected credit losses	Loans to customers	Expected credit losses	Loans to customers	Expected credit losses
As of January 1, 2025	261	(15)	20	(10)	50	(31)	331	(56)

New loans	383	—	15	—	38	—	436	—
Accrual on opening loans	31	—	—	—	—	—	31	—
Loans that have been repaid	(272)	—	(11)	—	(20)	—	(303)	—
Accruals for expected credit losses	—	(18)	—	1	—	(19)	—	(36)
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(21)	8	21	(8)	—	—	—	—
Transfer to Stage 3	(19)	7	(8)	—	27	(7)	—	—
Write-off	(18)	3	(4)	2	(19)	2	(41)	7
Foreign currency translation adjustment	(3)	—	—	1	(1)	—	(4)	1
As of December 31, 2025	342	(15)	33	(14)	75	(55)	450	(84)

Non-current							31	—
Current							419	(84)

	Stage 1		Stage 2		Stage 3		Total
	Loans to customers	Expected credit losses	Loans to customers	Expected credit losses	Loans to customers	Expected credit losses	Loans to customers	Expected credit losses
As of January 1, 2024	244	(6)	11	(2)	24	(18)	279	(26)

New loans	229	—	12	—	20	—	261	—
Accrual on opening loans	50	—	2	—	—	—	52	—
Loans that have been repaid	(213)	—	(5)	—	(4)	—	(222)	—
Accruals for expected credit losses	—	(10)	—	(9)	—	(17)	—	(36)
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(6)	—	6	—	—	—	—	—
Transfer to Stage 3	(25)	—	(3)	1	30	(1)	2	—
Write-off	(18)	1	(3)	1	(19)	4	(40)	6
Foreign currency translation adjustment	—	—	—	(1)	(1)	1	(1)	—
As of December 31, 2024	261	(15)	20	(10)	50	(31)	331	(56)

Non-current							18	(3)
Current							313	(53)
ACCOUNTING POLICIES
Trade and other receivables
Trade and other receivables are measured at amortized cost and include invoiced/contractual amounts less expected credit losses.
Expected credit losses
The expected credit loss allowance (“ECL”) is recognized in accordance with IFRS 9, Financial Instruments, for all receivables measured at amortized cost at each reporting date. An ECL is recognized for all receivables even though there may not be objective evidence that the trade receivable has been impaired.
VEON applies the simplified approach (i.e., provision matrix) for calculating a lifetime ECL for its trade and other receivables, including unbilled receivables (contract assets). The provision matrix is based on the historical credit loss experience over the life of the trade receivables and is adjusted for forward-looking estimates if relevant. The provision matrix is reviewed on a quarterly basis. Refer to Note 20—Financial risk management of these consolidated financial statements for our credit risk management policy.
ECL for loans to customers is calculated using a collective assessment approach for loans with similar credit risk characteristics. ECL are measured based on probabilities of default, loss-given default, and exposure at default. These parameters are determined using a loss rate methodology that incorporates historical loan performance data, current financial condition of borrowers, loan type and maturity, portfolio aging analysis, relevant macroeconomic indicators and forward-looking adjustments to reflect expected changes in economic conditions
In accordance with IFRS 9, the Company classifies its loan portfolio into Stage 1, Stage 2, Stage 3 based on changes in credit risk since initial recognition. Stage 1 includes financial assets that have not experienced a significant increase in credit risk since initial recognition, for which a 12-month expected credit loss (ECL) is recognized, including exposures reclassified from Stage 2 following credit risk improvement. Stage 2 comprises financial assets that have experienced a significant increase in credit risk since initial recognition but are not credit-impaired, for which lifetime expected credit losses are recognized, including exposures reclassified from Stage 3 following improvement. Stage 3 includes financial assets that are credit-impaired at the reporting date, for which lifetime expected credit losses are recognized.